Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common unit, authorized			4,987,845
Common unit, issued			3,722,355
Common unit, outstanding			3,722,355
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	520,000,000	520,000,000	520,000,000
Common stock, shares, issued	71,970,052	71,277,906
Common stock, shares, outstanding	71,970,052	71,277,906
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	310,000,000	310,000,000	310,000,000
Common stock, shares, issued	141,801,811	141,787,429
Common stock, shares, outstanding	141,801,811	141,787,429